Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Convertible Preferred Stock
At December 31, 2020, redeemable convertible preferred stock consisted of the following (in thousands except share amounts):

	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Issuance Price Per Share	Conversion Price Per Share	Carrying Value	Liquidation Preference
Series Seed	3,521,368	3,521,368	$1.0367	$1.0367	$3,651	$3,651
Series A	8,027,737	8,027,737	3.3011	3.3011	26,371	26,500
Series B	26,464,034	26,348,159	6.9039	6.9039	181,592	181,906
Series C	13,620,991	13,620,991	11.0124	11.0124	142,078	150,000

Total	51,634,130	51,518,255			$353,692	$362,057